SIGNIFICANT ACCOUNTING POLICIES (Schedule of initial adoption of the Standard) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets:
Right-of-use assets	$ 4,022		[1]
Shareholder's Equity
Accumulated deficit	$ (61,073)	(83,024)
According to the previous accounting policy [Member]
Non-current assets:
Right-of-use assets
Liabilities
Current maturities of leases		110
Leases		28
Other accounts payables		5,261
Shareholder's Equity
Accumulated deficit		112,376
Difference [Member]
Non-current assets:
Right-of-use assets		4,161
Liabilities
Current maturities of leases		810
Leases		3,907
Other accounts payables		(255)
Shareholder's Equity
Accumulated deficit		(300)
According to the current accounting policy [Member]
Non-current assets:
Right-of-use assets		4,161
Liabilities
Current maturities of leases		920
Leases		3,935
Other accounts payables		5,006
Shareholder's Equity
Accumulated deficit		$ 112,076

[1]	Following the initial application of IFRS 16, on January 1, 2019 , the Company recorded operating lease commitment classified as a lease liability at the amount of $4,717 thousands with respect to office and storage spaces, vehicles and certain office equipment (i.e. printing and photocopying machines) at the amount of $4,022, $663 and $32 thousands, respectively. Also refer to Note 2ii